UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Atlanta Capital Focused Growth Fund

Eaton Vance Atlanta Capital Select Equity Fund

Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance

Atlanta Capital Focused Growth Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Capital Markets — 5.7%
Charles Schwab Corp. (The)	11,089	$566,648
Intercontinental Exchange, Inc.	13,338	981,010

		$1,547,658

Chemicals — 9.0%
Ecolab, Inc.	8,524	$1,196,173
Praxair, Inc.	7,989	1,263,460

		$2,459,633

Electronic Equipment, Instruments & Components — 3.6%
Amphenol Corp., Class A	11,255	$980,873

		$980,873

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	5,061	$339,239

		$339,239

Equity Real Estate Investment Trusts (REITs) — 3.7%
American Tower Corp.	7,041	$1,015,101

		$1,015,101

Food Products — 3.0%
Mondelez International, Inc., Class A	20,054	$822,214

		$822,214

Health Care Equipment & Supplies — 5.3%
Danaher Corp.	14,798	$1,460,267

		$1,460,267

Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	7,178	$350,645

		$350,645

Insurance — 2.6%
Marsh & McLennan Cos., Inc.	8,635	$707,811

		$707,811

Internet Software & Services — 7.8%
Alphabet, Inc., Class C(1)	1,905	$2,125,313

		$2,125,313

IT Services — 16.5%
Accenture PLC, Class A	3,520	$575,837
Mastercard, Inc., Class A	6,532	1,283,669
Visa, Inc., Class A	19,881	2,633,238

		$4,492,744

Life Sciences Tools & Services — 5.9%
Thermo Fisher Scientific, Inc.	7,776	$1,610,721

		$1,610,721

1

Security	Shares	Value
Machinery — 3.5%
Fortive Corp.	5,365	$413,695
IDEX Corp.	3,914	534,183

		$947,878

Multiline Retail — 5.2%
Dollar General Corp.	14,316	$1,411,557

		$1,411,557

Pharmaceuticals — 5.5%
Zoetis, Inc.	17,520	$1,492,529

		$1,492,529

Professional Services — 2.1%
Verisk Analytics, Inc.(1)	5,320	$572,645

		$572,645

Software — 12.5%
Check Point Software Technologies, Ltd.(1)	9,130	$891,819
Intuit, Inc.	5,132	1,048,493
Microsoft Corp.	14,948	1,474,022

		$3,414,334

Specialty Retail — 2.5%
TJX Cos., Inc. (The)	7,303	$695,099

		$695,099

Total Common Stocks (identified cost $16,336,762)		$26,446,261

Short-Term Investments — 3.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	971,554	$971,554

Total Short-Term Investments (identified cost $971,611)		$971,554

Total Investments — 100.5% (identified cost $17,308,373)		$27,417,815

Other Assets, Less Liabilities — (0.5)%		$(138,247)

Net Assets — 100.0%		$27,279,568

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2018 was $7,215.

2

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$26,446,261	*	$—	$—	$26,446,261
Short-Term Investments	—		971,554	—	971,554
Total Investments	$26,446,261		$971,554	$—	$27,417,815

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital Select Equity Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Banks — 4.8%
U.S. Bancorp	344,006	$17,207,180

		$17,207,180

Beverages — 3.1%
Diageo PLC ADR	77,488	$11,159,047

		$11,159,047

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	76,244	$11,335,196

		$11,335,196

Chemicals — 6.6%
Praxair, Inc.	77,101	$12,193,523
Sherwin-Williams Co. (The)	27,764	11,315,774

		$23,509,297

Containers & Packaging — 5.6%
Ball Corp.	564,566	$20,070,321

		$20,070,321

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	54,773	$7,896,623

		$7,896,623

Food Products — 1.9%
Nestle SA ADR	88,909	$6,884,224

		$6,884,224

Health Care Equipment & Supplies — 10.7%
Danaher Corp.	85,386	$8,425,890
Dentsply Sirona, Inc.	211,275	9,247,507
STERIS PLC	95,626	10,041,686
Teleflex, Inc.	40,065	10,745,834

		$38,460,917

Health Care Providers & Services — 2.2%
Henry Schein, Inc.(1)	109,406	$7,947,252

		$7,947,252

Hotels, Restaurants & Leisure — 3.3%
Aramark	319,950	$11,870,145

		$11,870,145

Insurance — 12.8%
Markel Corp.(1)	25,730	$27,900,325
White Mountains Insurance Group, Ltd.	19,965	18,100,469

		$46,000,794

1

Security	Shares	Value
IT Services — 15.4%
Alliance Data Systems Corp.	35,601	$8,302,153
Fiserv, Inc.(1)	145,988	10,816,251
Global Payments, Inc.	75,964	8,469,226
Mastercard, Inc., Class A	54,165	10,644,506
Visa, Inc., Class A	129,080	17,096,646

		$55,328,782

Life Sciences Tools & Services — 3.6%
Thermo Fisher Scientific, Inc.	61,240	$12,685,254

		$12,685,254

Machinery — 2.9%
Fortive Corp.	135,087	$10,416,559

		$10,416,559

Professional Services — 2.6%
Verisk Analytics, Inc.(1)	87,086	$9,373,937

		$9,373,937

Software — 5.9%
ANSYS, Inc.(1)	82,714	$14,407,124
Check Point Software Technologies, Ltd.(1)	69,944	6,832,130

		$21,239,254

Specialty Retail — 10.9%
O’Reilly Automotive, Inc.(1)	30,687	$8,395,043
Ross Stores, Inc.	137,395	11,644,226
TJX Cos., Inc. (The)	198,128	18,857,823

		$38,897,092

Total Common Stocks (identified cost $261,983,163)		$350,281,874

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(2)	2,577,784	$2,577,784

Total Short-Term Investments (identified cost $2,577,784)		$2,577,784

Total Investments — 98.4% (identified cost $264,560,947)		$352,859,658

Other Assets, Less Liabilities — 1.6%		$5,684,340

Net Assets — 100.0%		$358,543,998

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

2

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2018 was $106,740.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$350,281,874	*	$—	$—	$350,281,874
Short-Term Investments	—		2,577,784	—	2,577,784
Total Investments	$350,281,874		$2,577,784	$—	$352,859,658

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value
Banks — 2.1%
Umpqua Holdings Corp.	7,684,678	$173,596,876
Westamerica Bancorporation(1)	1,433,011	80,979,452

		$254,576,328

Building Products — 2.1%
Lennox International, Inc.	1,282,970	$256,786,445

		$256,786,445

Capital Markets — 8.6%
Affiliated Managers Group, Inc.	1,475,181	$219,315,159
Artisan Partners Asset Management, Inc., Class A	1,326,774	40,002,236
FactSet Research Systems, Inc.	1,036,462	205,323,122
Morningstar, Inc.	1,873,661	240,297,023
SEI Investments Co.	5,411,764	338,343,486

		$1,043,281,026

Chemicals — 1.4%
RPM International, Inc.	2,810,656	$163,917,458

		$163,917,458

Commercial Services & Supplies — 1.9%
Copart, Inc.(2)	3,993,178	$225,854,148

		$225,854,148

Containers & Packaging — 2.4%
AptarGroup, Inc.(1)	3,162,641	$295,327,417

		$295,327,417

Diversified Consumer Services — 2.3%
ServiceMaster Global Holdings, Inc.(2)	4,713,065	$280,285,976

		$280,285,976

Electrical Equipment — 1.4%
Acuity Brands, Inc.	1,484,599	$172,020,486

		$172,020,486

Electronic Equipment, Instruments & Components — 5.6%
CDW Corp.	4,380,378	$353,890,739
FLIR Systems, Inc.	3,459,895	179,810,743
Trimble, Inc.(2)	4,211,615	138,309,436

		$672,010,918

Health Care Equipment & Supplies — 6.0%
Dentsply Sirona, Inc.	3,279,655	$143,550,499
Teleflex, Inc.	1,761,486	472,448,160
Varian Medical Systems, Inc.(2)	958,709	109,024,388

		$725,023,047

Security	Shares	Value
Health Care Providers & Services — 0.8%
Henry Schein, Inc.(2)	1,313,744	$95,430,364

		$95,430,364

Hotels, Restaurants & Leisure — 2.9%
Aramark	9,414,219	$349,267,525

		$349,267,525

Household Products — 1.7%
Church & Dwight Co., Inc.	3,791,043	$201,531,846

		$201,531,846

Industrial Conglomerates — 2.2%
Carlisle Cos., Inc.	2,436,441	$263,890,925

		$263,890,925

Insurance — 6.2%
Markel Corp.(2)	343,395	$372,360,368
WR Berkley Corp.	5,112,466	370,193,663

		$742,554,031

IT Services — 9.5%
Broadridge Financial Solutions, Inc.	2,156,042	$248,160,434
Gartner, Inc.(2)	1,855,238	246,561,130
Jack Henry & Associates, Inc.	2,148,409	280,066,598
WEX, Inc.(2)	1,941,152	369,750,633

		$1,144,538,795

Life Sciences Tools & Services — 4.5%
Bio-Rad Laboratories, Inc., Class A(2)	1,231,302	$355,279,879
Bio-Techne Corp.	1,301,680	192,583,556

		$547,863,435

Machinery — 6.4%
Donaldson Co., Inc.	2,869,290	$129,462,365
Graco, Inc.	3,257,829	147,319,027
IDEX Corp.	2,180,715	297,623,983
Nordson Corp.	1,525,128	195,841,687

		$770,247,062

Marine — 2.2%
Kirby Corp.(1)(2)	3,155,908	$263,833,909

		$263,833,909

Professional Services — 4.1%
TransUnion	6,942,544	$497,363,852

		$497,363,852

Real Estate Management & Development — 1.6%
Jones Lang LaSalle, Inc.	1,181,077	$196,046,971

		$196,046,971

Road & Rail — 4.5%
J.B. Hunt Transport Services, Inc.	2,969,083	$360,892,039
Landstar System, Inc.	1,678,518	183,294,165

		$544,186,204

Security	Shares	Value
Software — 11.4%
ANSYS, Inc.(2)	2,762,678	$481,203,254
Blackbaud, Inc.(1)	2,970,536	304,331,413
Fair Isaac Corp.(1)(2)	1,813,604	350,605,925
Manhattan Associates, Inc.(1)(2)	5,017,586	235,876,718

		$1,372,017,310

Specialty Retail — 1.2%
Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$150,137,381

		$150,137,381

Textiles, Apparel & Luxury Goods — 1.6%
Columbia Sportswear Co.	2,115,375	$193,493,350

		$193,493,350

Total Common Stocks (identified cost $6,698,079,291)		$11,421,486,209

Short-Term Investments — 5.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(3)	637,270,326	$637,270,326

Total Short-Term Investments (identified cost $637,233,674)		$637,270,326

Total Investments — 99.9% (identified cost $7,335,312,965)		$12,058,756,535

Other Assets, Less Liabilities — 0.1%		$8,909,188

Net Assets — 100.0%		$12,067,665,723

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2018 was $1,895,494.

The Fund did not have any open derivative instruments at June 30, 2018.

Prior to the close of business on May 18, 2018, the Fund invested all of its investable assets in interests in SMID-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on May 18, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. The Fund’s cost of its investment in the Portfolio on such date was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange. As of May 21, 2018, the Fund invests directly in securities.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At June 30, 2018, the value of the Fund’s investment in affiliated companies was $1,681,092,215, which represents 13.9% of the Fund’s net assets. Transactions in affiliated companies by the Portfolio for the period from October 1, 2017 through May 18, 2018 and by the Fund for the period from May 21, 2018 through June 30, 2018, were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common stocks*
AptarGroup, Inc.	2,429,186	733,455	—	3,162,641	$295,327,417		$2,657,620	$—	$18,513,773
Bio-Rad Laboratories, Inc., Class A	1,231,302	—	—	1,231,302	355,279,879	(1)	—	—	81,517,731
Blackbaud, Inc.	2,878,519	92,017	—	2,970,536	304,331,413		1,069,393	—	42,227,536
Fair Isaac Corp.	1,813,604	—	—	1,813,604	350,605,925		—	—	95,665,255
Kirby Corp.	3,155,908	—	—	3,155,908	263,833,909		—	—	55,588,982
Manhattan Associates, Inc.	5,017,586	—	—	5,017,586	235,876,718		—	—	27,208,416
Sally Beauty Holdings, Inc.	9,366,025	—	—	9,366,025	150,137,381		—	—	(33,305,061)
Westamerica Bancorporation	1,433,011	—	—	1,433,011	80,979,452		1,719,613	—	(4,374,524)
WEX, Inc.	2,145,428	—	(204,276)	1,941,152	369,750,633	(1)	—	11,535,064	151,282,272

							$5,446,626	$11,535,064	$434,324,380

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Company is no longer an affiliate as of June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$11,421,486,209	*	$—	$—	$11,421,486,209
Short-Term Investments	—		637,270,326	—	637,270,326
Total Investments	$11,421,486,209		$637,270,326	$—	$12,058,756,535

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018